Income Taxes (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Allowable capital losses	$ 468,000	$ 468,000
Non-capital losses	1,827,000	1,770,000
Capital assets and other	0	1,000
Investments	858,000	858,000
Unrecognized deferred tax assets	(3,153,000)	(3,097,000)
Deferred tax assets and liabilities	$ 0	$ 0